Fair Value Measurements (Details 2) (USD $) In Millions	12 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 30, 2010 Exploration & Production [Member]	Sep. 30, 2010 Exploration & Production [Member]	Dec. 31, 2010 Exploration & Production [Member]	Dec. 31, 2009 Exploration & Production [Member]	Dec. 31, 2010 Williams Partners [Member]	Dec. 31, 2009 Others [Member]
Impairment Of Assets Measured At Fair Value On Non Recurring Basis [Line Items]
Goodwill - Exploration & Production (see Note 4)	$ 1,000				$ 1,000	$ 1,003
Producing properties and acquired unproved reserves - Exploration & Production (see Note 4)				678		678	15
Certain gathering assets- Williams Partners (see Note 4)								9
Venezuelan property - Discontinued Operations (see Note 2)	(1)	(216)	(135)
Investment in Accroven - Other (see Note 3)									75
Cost-based investment - Exploration & Production (see Note 3)							11
Total Impairments	$ 1,690	$ 312